Borrowings - Embedded derivative (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 19, 2023
Borrowings
Embedded derivative	$ 1,000		$ 192	$ 32	$ 5,500
Interest expense by applying respective effective interest rate applicable to the tranches	$ 1,304	$ 995	$ 2,166	$ 2,091
Average
Borrowings
Interest rate	22.63%	25.37%	24.31%	25.37%
EDF Australia Pacific Pty Ltd
Borrowings
Interest expense by applying respective effective interest rate applicable to the tranches	$ 43
AgCentral Energy
Borrowings
Interest expense by applying respective effective interest rate applicable to the tranches	159	$ 118
Promissory Note - EDF
Borrowings
Embedded derivative	950
Interest expense by applying respective effective interest rate applicable to the tranches	$ 43
Promissory Note - EDF | Average
Borrowings
Interest rate	17.47%
Promissory Note - EDF | EDF Australia Pacific Pty Ltd
Borrowings
Embedded derivative	$ 950
Interest expense by applying respective effective interest rate applicable to the tranches	43
Interest rate					3.00%
Convertible Note 3
Borrowings
Interest expense by applying respective effective interest rate applicable to the tranches	431	462	$ 950	$ 1,003
Convertible Note 4
Borrowings
Embedded derivative				1
Interest expense by applying respective effective interest rate applicable to the tranches	506	471	995	953
Convertible Note 5
Borrowings
Embedded derivative			18	31
Interest expense by applying respective effective interest rate applicable to the tranches	58	$ 62	127	$ 135
Senior Convertible Notes
Borrowings
Embedded derivative			174
Interest expense by applying respective effective interest rate applicable to the tranches	$ 309		$ 94
Interest rate	4.00%		4.00%
Shareholder Loan | Average
Borrowings
Interest rate	5.90%	5.90%	6.47%	5.05%